Trade and other payables - Contingent consideration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period	$ 5,457	$ 6,411	$ 6,899
Settlements	(434)	(293)	(579)
Revaluations	109	(1,158)	(432)
Discount unwind (Note 3)	402	497	524
Foreign exchange			(1)
Contingent liabilities recognised in business combination	5,457	6,411	6,899	$ 5,534
BMS's share of Global Diabetes Alliance
Reconciliation of changes in contingent liabilities in business combination
Revaluations of contingent consideration	$ 208	$ 999	$ 378